Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Income Taxes
29. Income taxes
29.1 Income tax recognized in profit or loss

TCHF	2022	2021
Current tax
Current tax expense for the year	—	—
Adjustments in current tax of prior years	—	—

	—	—

Deferred tax
Deferred tax (income)/expense recognized in the year	(4,977)	(820)
Write-down of deferred tax assets	1,451	—

	(3,526)	(820)

Net income tax gain	(3,526)	(820)

The following table provides a reconciliation between the income tax income recognized for the year and the tax calculated by applying the applicable tax rates on the net result before income taxes.

TCHF	2022	2021
Loss before tax	(54,316)	(35,525)
Income tax expense calculated at 13.99% (2021: 13.99%)	(7,599)	(4,970)
Unrecognized deferred tax assets during the year	4,235	4,392
Write-down of deferred tax assets	1,451	—
Effect of deferred tax balances due to difference in applicable tax rates	(802)	(178)
Effect of net (income)/expense that is not added/(deductible)	(811)	(64)

Income tax recognized in the current year	(3,526)	(820)

As of December 31, 2022, the applicable tax rate of the Group was 13.99% (2021: 13.99%), which was equal to the statutory tax rate of the holding company.
29.2 Income tax recognized in other comprehensive income
In 2022, no income tax was recognized in the statement of other comprehensive income. In 2021, the remeasurement of the defined benefit obligation by TCHF 181 led to a credit in the corresponding tax asset of TCHF 29 recognized in the statement of other comprehensive income.
29.3 Deferred tax balance
The following table sets out the changes in deferred tax assets and liabilities:

2022 TCHF	Opening balance	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	1,206	—	(711)	495
Defined benefit obligation	247	—	(247)	—
Intangible assets	280	—	(280)	—
Leases	4	—	(4)	—

Total deferred tax assets	1,737	—	(1,242)	495

Intangible assets	25,504	—	(4,768)	20,736

Total deferred tax liabilities	25,504	—	(4,768)	20,736

2021 TCHF	Opening balance	Business combination	Recognized in OCI	Recognized in profit or loss	Closing balance
Tax losses	—	615	—	591	1,206
Defined benefit obligation	—	272	(29)	4	247
Intangible assets	—	309	—	(29)	280
Financial instruments	—	40	—	(40)	—
Leases	—	3	—	1	4

Total deferred tax assets	—	1,239	(29)	527	1,737

Intangible assets	4,309	21,488	—	(293)	25,504

Total deferred tax liabilities	4,309	21,488	—	(293)	25,504

29.4 Unrecognized deferred tax assets
The Group did not capitalize deferred tax assets from carryforward tax losses located in companies of the Group for which the availability of future taxable profits is uncertain. The cumulated tax losses on which no deferred tax assets have been capitalized will expire as follows:

TCHF	2022	2021
Within one year	7,833	33,389
Later than one year and not later than five years	70,009	53,506
More than five years	67,016	49,466

Total tax losses carry forward	144,858	136,361

The deferred tax assets not recognized as of December 31, 2022, amounted to CHF 22 million (2021: CHF 19 million).